Other income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Other Income and Expenses [Abstract]
Gain on disposal of property, plant and equipment	$ 0	$ 5	$ 0
Government subsidies	227	16	76
Other gains	208	87	266
Other income, net	$ 435	$ 108	$ 342